Fair Value Measurements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Investments, fair value	$ 43,449,752	$ 36,826,541
Mutual Funds [Member]
Statement [Line Items]
Investments, fair value	27,948,170	27,232,965
Money Market Assets
Statement [Line Items]
Investments, fair value	3,975,301	1,797,899
Marketable Equity Securities
Statement [Line Items]
Investments, fair value	11,526,281	7,795,677
Level 1
Statement [Line Items]
Investments, fair value	$ 43,449,752	$ 36,826,541